UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					Form 13F

				Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [ ];	Amendment Number: ___
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			David R. Rahn Inc. dba Avalon Capital Management
Address:		495 Seaport Court
			Suite 106
			Port of Redwood City, California 94063-2785

Form 13F File Number:  28-14108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Oberman
Title:		Vice President
Phone:		(650) 306-1500

Signature, Place, and Date of Signing:

 /s/ William Oberman  	Port of Redwood City, CA  	 11/14/2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this
	report.)

[ ]	13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$71,679
	(thousands)

                                                  FORM 13F INFORMATION TABLE

                                TITLE
                                 OF                VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ --------- --------- -------- -------- --- ---- ------- -------- ----- ----- -----
ABBOTT LABS                    COM      002824100     1246    23673 SH       Sole             23673
APPLE COMPUTER INC             COM      037833100     5000    14896 SH       Sole             14896
BERKSHIRE HATHAWAY INC         CL B     084670702     1699    23910 SH       Sole             23910
BRISTOL MYERS SQUIBB           COM      110122108      229     7290 SH       Sole              7290
CELGENE CORP 	               COM      151020104     1053    17450 SH       Sole             17450
CHEVRONTEXACO CORP             COM      166764100     1888    18357 SH       Sole             18357
CHIMERA INVESTMENT             COM      16934Q109      179    51700 SH       Sole             51700
CISCO SYS INC                  COM      17275R102      635    40696 SH       Sole             40696
DIGITAL RLTY TR INC COM        COM      253868103     1012    18350 SH       Sole             18350
DIREXION SHS DLY LRG CAP BEAR  ETF      25459W151     4162   120440 SH       Sole            120440
EBAY INC                       COM      278642103      910    28200 SH       Sole             28200
EXXON MOBIL   		       COM      30231G102     1390    17085 SH       Sole             17085
GENERAL ELEC CO                COM      369604103     1662    88134 SH       Sole             88134
GILEAD SCIENCES INC            COM      375558103     2546    61493 SH       Sole             61493
GOOGLE INC CL A                COM      38259P508     3419     6751 SH       Sole              6751
HEWLETT PACKARD                COM      428236103      512    22801 SH       Sole             22801
INTEL CORP  		       COM      458140100     1118    50453 SH       Sole             50453
INTERNATIONAL BUSINESS MACHINE COM      459200101     1118     6518 SH       Sole              6518
ISHARES INC BARCLAYS 1-3YR CR  ETF	464288646      315     3000 SH       Sole              3000
ISHARES INC BARCLAYS 3-7YR     ETF 	464288661      234     2000 SH       Sole              2000
ISHARES INC MSCI JAPAN         ETF      464286848     1983   190100 SH       Sole            190100
ISHARES PHLX SOX SEMICND       ETF      464287523      905    19700 SH       Sole             19700
ISHARES S&P Growth Allocation  ETF      464289867      330    11224 SH       Sole             11224
ISHARES S&P MODERATE ALLOCATIO ETF      464289875      295     9640 SH       Sole              9640
ISHARES TR 1-3 YR TRS BD       ETF      464287457      209     2478 SH       Sole              2478
ISHARES TR DJ PHARMA INDX      ETF      464288836      954    13000 SH       Sole             13000
ISHARES TR GS CORP BD FD       ETF      464287242     1320    11990 SH       Sole             11990
ISHARES TR MRTG REIT INDX      ETF      464288539      420    28490 SH       Sole             28490
ISHARES TR MSCI EAFE IDX       ETF      464287465     5656    94040 SH       Sole             94040
ISHARES TR S&P NA NAT RES      ETF      464287374     1611    36895 SH       Sole             36895
ISIS PHARMACEUTICALS           COM      464330109     1220   133200 SH       Sole            133200
JOHNSON & JOHNSON              COM      478160104     1232    18518 SH       Sole             18518
JP MORGAN CHASE & CO           COM      46625H100     2002    48900 SH       Sole             48900
MITSUBISHI UFJ FNL GP 	       SP ADR   606822104      375    77700 SH       Sole             77700
NOVARTIS A G 		       SP ADR   66987V109      526     8606 SH       Sole              8606
ORACLE SYSTEMS CORP            COM      68389X105     1022    31060 SH       Sole             31060
PAIN THERAPEUTICS INC          COM      69562K100      627   162049 SH       Sole            162049
PFIZER INC                     COM      717081103     1397    67835 SH       Sole             67835
PIMCO CORPORATE OPP FD         COM      72201B101      291    17600 SH       Sole             17600
PIMCO ETF TR ENHAN SHRT MAT    ETF      72201R833      202     2000 SH       Sole              2000
PROCTER & GAMBLE CO            COM      742718109      276     4337 SH       Sole              4337
PROSHARES ULTRASHORT S&P500    ETF      74347R883      553    21700 SH       Sole             21700
REDWOOD TR INC COM             COM      758075402      169    15150 SH       Sole             15150
SCHWAB STRATEGIC TR EMRG MKTEQ ETF      808524706     1429    49890 SH       Sole             49890
SECTOR SPDR TR SBI CONS STPLS  ETF      81369Y308     2789    89300 SH       Sole             89300
SPDR GOLD TRUST                ETF      78463V107     2300    15756 SH       Sole             15756
SPDR SERIES TRUST BRCLYS YLD E ETF      78464A417      423    10516 SH       Sole             10516
SPIDER SBI-INT UTILITIES       ETF      81369Y886     2491    74400 SH       Sole             74400
TEVA PHARMACEUTCL INDS ADR     COM      881624209     1026    21285 SH       Sole             21285
TOYOTA MOTOR CORP SP ADR REP2C COM      892331307     1160    14075 SH       Sole             14075
VERIZON COMMUNICATIONS         COM      92343V104     1792    48129 SH       Sole             48129